SHARE-BASED PAYMENT (Tables)	6 Months Ended
Jun. 30, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of share option granted to employees and directors information

			Weighted	Weighted
		Weighted	average	average
		average	grant date	remaining	Aggregated
	Number of	exercise	fair value per	contractual	intrinsic
	options	price	share	year	value
		US$	US$	(Years)	US$

Outstanding, January 1, 2022	41,350	0.40	0.97	1.81	9
Granted	—	—	—	—	—
Forfeited	—	—	—	—	—
Exercised	—	—	—	—	—
Outstanding, December 31, 2022	41,350	0.40	0.97	0.81	—
Granted	—	—	—	—	—
Forfeited	—	—	—	—	—
Exercised	—	—	—	—	—
Outstanding, June 30, 2023 (unaudited)	41,350	0.40	0.97	0.31	—
Vested and expected to vest at June 30, 2023 (unaudited)	41,350	0.40	0.97	0.31	—
Exercisable at June 30, 2023 (unaudited)	41,350	0.40	0.97	0.31	—

Schedule of share-based compensation expenses relating to options and restricted shares granted to employees and directors

	For the six months ended June 30, 2022
	Employees	Directors	Total
	US$	US$	US$

Cost of revenue	1,372	—	1,372
General and administrative	919	2,046	2,965
Service development	137	—	137

	2,428	2,046	4,474

	For the six months ended June 30, 2023
	Employees	Directors	Total
	US$	US$	US$

Cost of revenue	180	—	180
General and administrative	496	52	548
Service development	26	—	26

	702	52	754

Summary of warrants activity and related information

			Weighted
			Average
	Class A	Weighted Average	Remaining	Aggregate
	Ordinary Shares	Exercise Price	Contractual Life	Intrinsic Value
		US$	(Years)	US$
Outstanding, January 1, 2022	100,000,000	0.68	2.53	—
Granted	679,333,300	0.09	3.31	—
Forfeited	—	—	—	—
Exercised	(48,000,000)	0.07	—	—
Outstanding, December 31, 2022	731,333,300	0.17	3.07	—
Granted	—	—	—	—
Forfeited	—	—	—	—
Exercised	—	—	—	—
Outstanding, June 30, 2023 (unaudited)	731,333,300	0.17	2.57	—
Vested and expected to vest at June 30, 2023 (unaudited)	731,333,300	0.17	2.57	—
Exercisable at June 30, 2023 (unaudited)	731,333,300	0.17	2.57	—

Restricted shares granted to employees and directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of restricted shares granted to employees and directors

Restricted shares granted to employees and directors

		Weighted	Weighted
		average	average
		grant date	remaining	Aggregated
	Number of	fair value per	contractual	intrinsic
	options	share	year	value
		US$	(Years)	US$

Outstanding, January 1, 2022	22,029,560	0.42	9.55	13,526
Granted	—	—	—	—
Forfeited	—	—	—	—
Exercised	(22,029,560)	(0.42)	—	348
Outstanding, December 31, 2022	—	—	—	—
Granted	47,419,000	0.02	9.52	1,280
Forfeited	—	—	—	—
Exercised	(47,419,000)	(0.02)	—	1,280
Outstanding, June 30, 2023 (unaudited)	—	—	—	—
Vested and expected to vest at June 30, 2023 (unaudited)	—	—	—	—
Exercisable at June 30, 2023 (unaudited)	—	—	—	—